Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 197,700
2019	40,400	$ 265,050
Net Minimum Lease Payments	$ 238,100	$ 325,650